Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Reinsurance
REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2015		2014		2013
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$21,086.5	$20,454.1	$18,914.8	$18,648.4	$17,562.8	$17,317.9
Ceded:
Regulated Plans	(358.0)	(362.6)	(251.9)	(241.4)	(216.2)	(205.4)
Non-Regulated Plans	(164.5)	(192.4)	(8.3)	(8.5)	(6.9)	(9.1)
Total Ceded	(522.5)	(555.0)	(260.2)	(249.9)	(223.1)	(214.5)
Net premiums	$20,564.0	$19,899.1	$18,654.6	$18,398.5	$17,339.7	$17,103.4

Regulated plans include the following:

•	Federal reinsurance plan

◦	National Flood Insurance Program (NFIP)

•	State-provided reinsurance facilities

◦	Michigan Catastrophic Claims Association (MCCA)

◦	North Carolina Reinsurance Facility (NCRF)

◦	Florida Hurricane Catastrophe Fund (FHCF)

•	State-mandated involuntary plans

◦	Commercial Auto Insurance Procedures/Plans (CAIP)

The Non-Regulated plans primarily include amounts ceded on Property business under catastrophic and quota share reinsurance agreements.
The increase in the amount of premiums ceded in 2015, compared to the prior years, primarily reflects ARX's reinsurance programs.
Losses and loss adjustment expenses were net of reinsurance ceded of $457.3 million in 2015, $322.7 million in 2014, and $347.0 million in 2013. The increase in losses and loss adjustment expenses is related to the Property business.
Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
($ in millions)	2015		2014		2015		2014
Regulated Plans:
MCCA	$31.4	16%	$32.8	38%	$1,217.6	82%	$1,018.8	83%
CAIP	37.1	19	26.5	31	134.0	9	110.1	9
NCRF	25.6	13	21.9	26	56.7	4	51.1	4
NFIP	45.0	22	0	0	10.4	1	0	0
Other	0	0	0	0	2.8	0	2.0	0
Total Regulated Plans	139.1	70	81.2	95	1,421.5	96	1,182.0	96
Non-Regulated Plans:
Property	52.6	26	0	0	35.5	2	0	0
Other	7.6	4	4.1	5	31.8	2	49.9	4
Total Non-Regulated Plans	60.2	30	4.1	5	67.3	4	49.9	4
Total	$199.3	100%	$85.3	100%	$1,488.8	100%	$1,231.9	100%
Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to us. Our exposure to losses from the failure of Regulated Plans is minimal, since these plans are funded by the federal government or by mechanisms supported by the insurance companies in the applicable state. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.